Risk management, funding and liquidity risk and market risk - Liquid asset holdings (Details) - Liquidity risk - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
On-balance sheet assets
Financial assets
Available liquid assets	$ 200,682	$ 196,720
On-balance sheet assets | Average
Financial assets
Available liquid assets	206,472	210,552
Cash
Financial assets
Available liquid assets	65,356	102,223
Cash | Average
Financial assets
Available liquid assets	94,468	118,380
Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	31,717	19,516
Trading securities and financial assets measured at FVIS | Average
Financial assets
Available liquid assets	19,183	19,937
Investment securities
Financial assets
Available liquid assets	103,435	74,884
Investment securities | Average
Financial assets
Available liquid assets	92,622	72,101
Other financial assets
Financial assets
Available liquid assets	174	97
Other financial assets | Average
Financial assets
Available liquid assets	199	134
Loans
Financial assets
Available liquid assets	70,306	65,155
Loans | Average
Financial assets
Available liquid assets	70,282	60,083
Parent Entity
Financial assets
Available liquid assets		59,418
Parent Entity | Average
Financial assets
Available liquid assets		54,437
Parent Entity | On-balance sheet assets
Financial assets
Available liquid assets	183,362	177,781
Parent Entity | On-balance sheet assets | Average
Financial assets
Available liquid assets	187,609	190,455
Parent Entity | Cash
Financial assets
Available liquid assets	58,236	93,300
Parent Entity | Cash | Average
Financial assets
Available liquid assets	85,384	107,189
Parent Entity | Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	29,538	17,080
Parent Entity | Trading securities and financial assets measured at FVIS | Average
Financial assets
Available liquid assets	16,954	17,941
Parent Entity | Investment securities
Financial assets
Available liquid assets	95,415	67,306
Parent Entity | Investment securities | Average
Financial assets
Available liquid assets	85,076	65,199
Parent Entity | Other financial assets
Financial assets
Available liquid assets	173	95
Parent Entity | Other financial assets | Average
Financial assets
Available liquid assets	195	$ 126
Parent Entity | Loans
Financial assets
Available liquid assets	62,770
Parent Entity | Loans | Average
Financial assets
Available liquid assets	$ 63,975